Segment Information	12 Months Ended
Sep. 30, 2025
Disclosure of operating segments [abstract]
Segment Information
5.
SEGMENT INFORMATION

The Company’s operating segments are reported in a manner consistent with the internal reporting provided to and regularly reviewed by the chief operating decision maker (“CODM”), the Chief Executive Officer (“CEO”), and are aligned to the geographical hubs that the Company operates in: Americas; Europe, Middle East, and Africa (“EMEA”); and Asia Pacific ("APAC").

Prior to fiscal year 2025, the Company's four operating segments were Americas, Europe, ASPA, and MEAI, which were reported as three reportable segments - Americas, Europe and APMA. During the first quarter of the fiscal year 2025, the Company changed the structure of its internal organization to merge the Middle East and Africa regions with the Europe operating segment to create a new operating segment, EMEA, while India was merged with the ASPA operating segment to create the new operating segment, APAC, and therefore the MEAI operating segment ceased to exist. The change was due to the operational advantages and complementary benefits between the regions. No changes were made to the composition of the Americas operating segment. As a result, starting with fiscal year 2025, the Company has three operating as well as reportable segments - Americas, EMEA and APAC. Segment information for the years ended September 30, 2024 and 2023 have been conformed to the current period presentation.

The Company continues to have Corporate / Other revenue and expenses, which primarily consists of non-core activities as well as other administrative costs that are not charged to the operating segments and foreign exchange gains and losses.

The CODM uses the measure of Adjusted EBITDA to assess operating segments’ performance to make decisions regarding the allocation of resources. The adjustments to EBITDA relate to foreign exchange gains and losses, initial public offering ("IPO")-related costs, secondary offering related costs, share-based compensation and other non-recurring expenses.

As a result of the July 2024 IFRS Interpretations Committee (“IFRIC”) agenda decision that clarified certain IFRS 8 – Operating Segments disclosure requirements, the Company has additionally disclosed Cost of sales by segment starting with the year ended September 30, 2025. The Segment information for the years ended September 30, 2024 and 2023 have been conformed to the current period presentation.

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

Transfer prices between reportable segments are on an arm's length basis in a manner similar to transactions with third parties.

	Year ended September 30, 2025
	Americas	EMEA	APAC	Total
Revenue*	1,085,672	785,230	221,828	2,092,730
Cost of sales	(452,646)	(307,918)	(95,263)	(855,827)
Reportable Segments Adjusted EBITDA	358,934	272,985	69,612	701,531
Corporate/Other Adjusted EBITDA				(34,541)
Foreign exchange loss				(1,953)
Secondary offering related costs				(1,695)
Acquisition-related transaction costs				(259)
EBITDA				663,083
Depreciation and amortization				(113,539)
Finance cost, net				(79,564)
Profit before tax				469,980

	Year ended September 30, 2024
	Americas	EMEA	APAC	Total Reportable Segments
Revenue*	943,710	687,891	168,807	1,800,408
Cost of sales	(388,860)	(279,557)	(75,084)	(743,501)
Reportable Segments Adjusted EBITDA	301,266	230,840	53,198	585,304
Corporate/Other Adjusted EBITDA				(30,349)
Foreign exchange loss				(19,641)
IPO-related costs				(7,460)
Share-based compensation expenses				(3,591)
Secondary offering related costs				(1,890)
EBITDA				522,373
Depreciation and amortization				(101,291)
Finance cost, net				(127,300)
Profit before tax				293,782

	Year ended September 30, 2023
	Americas	EMEA	APAC	Total Reportable Segments
Revenue*	804,690	561,805	120,126	1,486,621
Cost of sales	(273,278)	(234,196)	(56,043)	(563,517)
Reportable Segments Adjusted EBITDA	291,712	175,526	36,369	503,607
Corporate/Other Adjusted EBITDA				(20,901)
Foreign exchange loss				(36,056)
IPO-related costs				(30,603)
Share-based compensation expenses				(65,393)
Other				(6,553)
EBITDA				344,101
Depreciation and amortization				(83,413)
Finance cost, net				(107,036)
Profit before tax				153,652

*The remainder of the Company's revenue relates to "Other", the Company's non-core activities. See Note 22 – Revenue from contracts with customers.

The Company determines the geographic location of revenue based on the location of its customers.

	Year ended September 30,
	2025	2024	2023
Revenue:
Germany	206,732	192,991	194,884
United States	962,284	830,094	712,069
Rest of world	928,413	781,605	584,958
Total revenue	2,097,429	1,804,690	1,491,911

During the periods presented in these consolidated financial statements, the Company did not have any customers with individual revenue of 10% or greater of total revenue.

The following table presents the carrying amount of the Company’s non-current assets by geographic location.

	September 30, 2025	September 30, 2024
Non-current assets
Germany	1,844,890	1,836,281
United States	1,432,566	1,526,573
Rest of world	354,949	326,079
Allocated non-current assets	3,632,405	3,688,933
Other non-current financial assets (unallocated)	22,796	32,609
Deferred tax assets (unallocated)	11,556	117
Total non-current assets	3,666,757	3,721,659